Finance Income and Finance Expenses - Schedule of Finance Income and Finance Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income expense [abstract]
Interest income	€ 10,056	€ 4,020	€ 923
Exchange rate gains	7,747	20,694
Total finance income	17,803	24,714	923
Interest expenses	207	127	97
Lease interest	1,014
Exchange rate losses			13,659
Total finance expenses	€ 1,221	€ 127	€ 13,756